FAIR-VALUE MEASUREMENT - Reconciliation of the fair value measurements (Details) - Redeemable Preferred Shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of January 1, 2020	¥ 1,934
Transfer from level 2	38,499	¥ 39,212
Unrealized loss		(37,278)
Initial recognition	24,960
Balance as of December 31, 2021	¥ 65,393	¥ 1,934